Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(5)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)(5)	Value of Initial Fixed $100 Investment Based on (6)		Net Income ($ in millions)	Company Selected Measure ($ in millions)(8)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(7)
2022	834,971	(9,146,034)	13,992,890	(2,302,781)	88.56	120.35	63.2	447.8
2021	1,309,234	11,826,901	9,189,778	18,409,541	188.82	187.38	94.9	306.6
2020	4,853,682	42,135,178	3,984,402	52,419,862	141.85	135.92	(36.4)	226.0

Company Selected Measure Name	AOI
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Schuck, our CEO, for each corresponding year as reported in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.(2)InThe dollar amounts reported in this column represent the average of the total amounts reported for Messrs. Hyzer, Hays, and Keren, as our other named executive officers, for each corresponding year in the “Total” column of the “Summary Compensation Table” in of this Proxy Statement. The individuals comprising the Non-PEO NEOS for each presented year are listed below:2022 and 2021 – Messrs. Hyzer, Hays and Keren2020 – Messrs. Hays and Keren.
PEO Total Compensation Amount	$ 834,971	$ 1,309,234	$ 4,853,682
PEO Actually Paid Compensation Amount	$ (9,146,034)	11,826,901	42,135,178
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Schuck in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Schuck during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Change in Pension Value Deduction	—	—	—
Pension Service Cost Addition	—	—	—
Prior Pension Service Cost Addition	—	—	—
Deductions from SCT “Stock Awards” Column Value	(3,765,600)	—	—
Stock and Option Awards Adjustment	41,047,096	10,517,667	(9,981,005)
Year End Fair Value of Unvested Equity Awards Granted in the Year	13,448,622	—	—
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	20,213,448	7,252,763	(6,831,874)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	7,385,026	3,264,904	(3,149,131)
Fair Value at the End of the Prior Year of Equity Awards that Faired to Meet Vesting Conditions in the Year	—	—	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Total Added (or Deducted)	37,281,496	10,517,667	(9,981,005)

Non-PEO NEO Average Total Compensation Amount	$ 13,992,890	9,189,778	3,984,402
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,302,781)	18,409,541	52,419,862
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for Messrs. Hyzer, Hays, and Keren the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Change in Pension Value Deduction	—	—	—
Pension Service Cost Addition	—	—	—
Prior Pension Service Cost Addition	—	—	—
Deductions from SCT “Stock Awards” Column Value	(2,883,104)	(8,233,367)	(13,316,703)
Stock and Option Awards Adjustment	51,318,564	17,453,130	(2,978,968)
Year End Fair Value of Unvested Equity Awards Granted in the Year	7,086,571	10,006,426	8,586,920
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	20,092,222	5,482,981	(6,472,178)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	184,636
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	24,139,771	1,963,723	(5,278,346)
Fair Value at the End of the Prior Year of Equity Awards that Faired to Meet Vesting Conditions in the Year	—	—	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Total Added (or Deducted)	48,435,460	9,219,763	(16,295,671)

Equity Valuation Assumption Difference, Footnote [Text Block]	When calculating amounts of “compensation actually paid” for purposes of this table, the fair value of each equity award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 as described in Note 2 to our financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 16, 2023. The assumptions used were not materially changed from those described in Note 2 but were updated at each valuation date to reflect the then-current value of each variable.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following charts show the relationship between (1) PEO CAP and average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group (“CCG”) total shareholder return for the three-year period. The Company uses the Nasdaq Computer Index (^IXCO) as its CCG.

	PEO Compensation vs. Company and CCG TSR				NEO Compensation vs. Company and CCG TSR
	2020	2021	2022		2020	2021	2022
PEO Compensation	42,135,178	11,826,901	(9,146,034)	NEO Average Compensation	52,419,862	18,409,541	(2,302,781)
Company TSR	141.85	188.82	88.56	Company TSR	141.85	188.82	88.56
CCG TSR	135.92	187.38	120.35	CCG TSR	135.92	187.38	120.35

Compensation Actually Paid vs. Net Income [Text Block]
The following charts show the relationship between (1) PEO CAP and the average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the net income of the Company for the last three fiscal years.

	PEO Compensation vs. Net Income				NEO Compensation vs. Net Income
	2020	2021	2022		2020	2021	2022
PEO Compensation	42,135,178	11,826,901	(9,146,034)	NEO Average Compensation	52,419,862	18,409,541	(2,302,781)
Net Income	(36,400,000)	94,900,000	63,200,000	Net Income	(36,400,000)	94,900,000	63,200,000

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following charts show the relationship between (1) PEO CAP and the average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) AOI for the last three fiscal years.

	PEO Compensation vs. AOI				NEO Compensation vs. AOI
	2020	2021	2022		2020	2021	2022
PEO Compensation	42,135,178	11,826,901	(9,146,034)	NEO Average Compensation	52,419,862	18,409,541	(2,302,781)
AOI	226,000,000	306,600,000	447,800,000	AOI	226,000,000	306,600,000	447,800,000

Total Shareholder Return Vs Peer Group [Text Block]
The following charts show the relationship between (1) PEO CAP and average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group (“CCG”) total shareholder return for the three-year period. The Company uses the Nasdaq Computer Index (^IXCO) as its CCG.

	PEO Compensation vs. Company and CCG TSR				NEO Compensation vs. Company and CCG TSR
	2020	2021	2022		2020	2021	2022
PEO Compensation	42,135,178	11,826,901	(9,146,034)	NEO Average Compensation	52,419,862	18,409,541	(2,302,781)
Company TSR	141.85	188.82	88.56	Company TSR	141.85	188.82	88.56
CCG TSR	135.92	187.38	120.35	CCG TSR	135.92	187.38	120.35

Tabular List [Table Text Block]	AOI•Net New ARR
Total Shareholder Return Amount	$ 88.56	188.82	141.85
Peer Group Total Shareholder Return Amount	120.35	187.38	135.92
Net Income (Loss)	$ 63,200,000	$ 94,900,000	$ (36,400,000)
Company Selected Measure Amount	447,800,000	306,600,000	226,000,000
PEO Name	Mr. Schuck
Additional 402(v) Disclosure [Text Block]	The Peer Group Total Shareholder Return set forth in this table utilizes the Nasdaq Computer Index (^IXCO).
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•AOI
Non-GAAP Measure Description [Text Block]	For purposes of the Rule, we have identified AOI as our Company-Selected Metric. See Appendix A for a reconciliation of AOI to its most directly comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Net New ARR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,981,005)	$ 10,517,667	$ 37,281,496
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(3,765,600)
PEO [Member] | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,981,005)	10,517,667	41,047,096
PEO [Member] | Equity Awards Granted, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	13,448,622
PEO [Member] | Equity Awards, Change In Fair Value, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,831,874)	7,252,763	20,213,448
PEO [Member] | Equity Awards, Vested And Granted, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,149,131)	3,264,904	7,385,026
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,295,671)	9,219,763	48,435,460
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,316,703)	(8,233,367)	(2,883,104)
Non-PEO NEO [Member] | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,978,968)	17,453,130	51,318,564
Non-PEO NEO [Member] | Equity Awards Granted, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,586,920	10,006,426	7,086,571
Non-PEO NEO [Member] | Equity Awards, Change In Fair Value, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,472,178)	5,482,981	20,092,222
Non-PEO NEO [Member] | Equity Awards, Vested And Granted, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	184,636	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,278,346)	1,963,723	24,139,771
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0